Provision for Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Deferred Tax Assets, Valuation Allowance	$ 15,212	$ 10,968
Liabilities, Other than Long-term Debt, Noncurrent	1,000	1,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 26,000	$ 15,000
Operating Loss Carry forwards Expiration Year	2022
Foreign Tax Authority [Member]
Operating Loss Carryforwards	$ 100,000,000
State and Local Jurisdiction [Member]
Operating Loss Carry forwards Expiration Year	2017